CONSTRUCTION IN PROGRESS	12 Months Ended
Dec. 31, 2012
Construction In Progress [Abstract]
Construction In Progress Disclosure [Text Block]
10.	CONSTRUCTION IN PROGRESS

A summary of construction in progress is as follows:

	December 31,
	2012	2011

Balance beginning	$1,676,522	$1,368,351
Additions	21,873	241,622
Transfer to fixed assets	(403,724)	-
Write off	(91,189)	-
Effect of foreign exchange rate changes	16,402	66,549
	$1,219,884	$1,676,522

	Balance at December 31, 2012	Estimated cost to complete as of December 31, 2012	Estimated time to complete

Plant	$1,219,884	$-	Temporarily ceased construction

No depreciation has been provided for construction in progress.